(registered trademark)
TREASURY FUND - ADVISOR B CLASS
 (FORMERLY DAILY MONEY FUND: U.S. TREASURY  PORTFOLIO - CLASS B)



SEMIANNUAL REPORT
APRIL 30, 1997
DMFB-SANN-0697
33131
CONTENTS


SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

 INVESTMENTS                                      3

 FINANCIAL STATEMENTS                             4

NOTES TO FINANCIAL STATEMENTS                     9

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THE FUND SEEKS TO OBTAIN AS HIGH A LEVEL OF INTEREST INCOME, EXEMPT FROM FEDERAL INCOME TAX, AS IS CONSISTENT WITH A
PORTFOLIO OF HIGH-QUALITY, SHORT-TERM MUNICIPAL OBLIGATIONS SELECTED ON THE BASIS OF LIQUIDITY AND STABILITY OF PRINCIPAL.

INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE
FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR
FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL THE APPROPRIATE NUMBER LISTED BELOW. READ
THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  1-800-962-1375
  "NOT FOR PROFIT" CLIENTS 1-800-343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  1-800-843-3001
TREASURY FUND (FORMERLY DAILY MONEY FUND: U.S. TREASURY PORTFOLIO)

INVESTMENTS APRIL 30, 1997 (UNAUDITED)
Showing Percentage of Total Value of Investments


U.S. TREASURY OBLIGATIONS - 14.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 8.3%
7/24/97 5.73% $ 13,000,000 $ 12,835,593
3/5/98 5.64  3,000,000  2,863,004
3/5/98 5.67  10,000,000  9,541,385
4/2/98 6.00  15,000,000  14,208,300
4/2/98 6.03  24,000,000  22,724,974
4/30/98 6.01  7,000,000  6,599,044
4/30/98 6.04  31,000,000  29,216,046
4/30/98 6.05  6,000,000  5,654,200
4/30/98 6.07  13,000,000  12,248,080
   115,890,626
U.S. TREASURY NOTES - 6.4%
11/30/97 5.50  12,000,000  11,982,287
2/28/98 5.67  15,000,000  14,921,762
3/31/98 5.60  9,000,000  9,023,105
3/31/98 5.62  17,000,000  17,039,337
3/31/98 5.69  6,000,000  6,010,039
3/31/98 5.73  6,000,000  6,007,273
3/31/98 5.93  25,000,000  24,808,453
   89,792,256
TOTAL U.S. TREASURY OBLIGATIONS   205,682,882
REPURCHASE AGREEMENTS - 85.3%
 MATURITY VALUE
 AMOUNT (NOTE 1)
In a joint trading account
 (Notes 2 and 3):
  (U.S. Treasury Obligations)
   dated 4/30/97 due 5/1/97:
    At 5.44% $ 1,002,151,400 $ 1,002,000,000
    At 5.46   43,905,653  43,899,000
  (U.S. Treasury Obligations):
   dated 4/8/97 due 5/8/97
    At 5.47%   16,072,933  16,000,000
   dated 4/10/97 due 5/12/97
    At 5.50%   38,185,778  38,000,000
   dated 4/4/97 due 6/2/97
    At 5.50%   40,360,556  40,000,000
   dated 4/16/97 due 6/2/97
    At 5.50%   32,229,778  32,000,000
   dated 4/24/97 due 6/16/97
    At 5.52%   19,154,407  19,000,000
TOTAL REPURCHASE AGREEMENTS   1,190,899,000
TOTAL INVESTMENTS - 100% $  1,396,581,882
Total Cost for Income Tax Purposes $  1,396,581,882
INCOME TAX INFORMATION
At October 31, 1996 the fund had a capital loss carryforward of approximately $421,000 which will expire on October 31, 2001.
TREASURY FUND (FORMERLY DAILY MONEY FUND: U.S. TREASURY PORTFOLIO)

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 APRIL 30, 1997 (UNAUDITED)

1.ASSETS                                                                                      2.             3.

4.Investment in securities, at value (including repurchase agreements of $1,190,899,000) -    5.             $ 1,396,581,882
See accompanying schedule

6.Receivable for investments sold                                                             7.              53,787,060

8.Interest receivable                                                                         9.              1,298,387

10. 11.TOTAL ASSETS                                                                           12.             1,451,667,329

13.LIABILITIES                                                                                14.            15.

16.Payable for investments purchased                                                          $ 53,717,370   17.

18.Share transactions in process                                                               383,759       19.

20.Distributions payable                                                                       1,007,080     21.

22.Accrued management fee                                                                      467,725       23.

24.Distribution fees payable                                                                   27,567        25.

26.Other payables and accrued expenses                                                         375,734       27.

28. 29.TOTAL LIABILITIES                                                                      30.             55,979,235

31.32.NET ASSETS                                                                              33.            $ 1,395,688,094

34.Net Assets consist of:                                                                     35.            36.

37.Paid in capital                                                                            38.            $ 1,396,045,307

39.Accumulated net realized gain (loss) on investments                                        40.             (357,213)

41.42.NET ASSETS                                                                              43.            $ 1,395,688,094

44.DAILY MONEY CLASS (FORMERLY INITIAL CLASS):                                                45.            46.

47.48.NET ASSET VALUE, offering price and redemption price per share                          49.             $1.00
($1,351,732,139 (divided by) 1,352,078,102 shares)

50.ADVISOR B CLASS (FORMERLY CLASS B):                                                        51.            52.

53.54.NET ASSET VALUE, offering price and redemption price per share                          55.             $1.00
($43,955,955 (divided by) 43,967,205 shares) A


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

56.57.INTEREST INCOME                                         58.           $ 44,939,286

59.EXPENSES                                                   60.           61.

62.Management fee                                             $ 4,111,174   63.

64.Transfer agent fees                                         1,727,675    65.

66.Distribution fees                                           82,201       67.

68.Accounting fees and expenses                                87,878       69.

70.Registration fees                                           109,696      71.

72.Audit                                                       13,963       73.


74.Legal                                                       8,861        75.


76.Reports to shareholders                                     23,028       77.

78.Miscellaneous                                               3,543        79.

80. Total expenses before reductions                           6,168,019    81.

82. Expense reductions                                         (743,584)     5,424,435

83.84.NET INTEREST INCOME                                     85.            39,514,851

86.87.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 88.            13,694


89.90.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    91.           $ 39,528,545


STATEMENT OF CHANGES IN NET ASSETS
      SIX MONTHS         THREE MONTHS    YEAR ENDED
      ENDED APRIL 30,    ENDED           JULY 31,
      1997               OCTOBER 31,     1996
      (UNAUDITED)        1996


92.INCREASE (DECREASE) IN NET ASSETS

93.Operations                                                             $ 39,514,851      $ 21,636,434      $ 98,814,880
Net interest income

94. Net realized gain (loss)                                               13,694            17,244            37,646

95. 96.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     39,528,545        21,653,678        98,852,526

97.Distributions to shareholders from net interest income                  (39,514,851)      (21,636,434)      (98,814,880)

98.Share transactions - net increase (decrease)                            (425,643,557)     (19,697,315)      10,109,349

99.  100.TOTAL INCREASE (DECREASE) IN NET ASSETS                           (425,629,863)     (19,680,071)      10,146,995

101.NET ASSETS                                                            102.              103.              104.

105. Beginning of period                                                   1,821,317,957     1,840,998,028     1,830,851,033

106. End of period                                                        $ 1,395,688,094   $ 1,821,317,957   $ 1,840,998,028


FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS (FORMERLY INITIAL CLASS)

107.   SIX MONTHS       THREE MONTHS   YEARS ENDED JULY 31,
       ENDED            ENDED
       APRIL 30, 1997   OCTOBER 31,

108.   (UNAUDITED)      1996           1996                   1995   1994   1993   1992



109.SELECTED PER-SHARE DATA

110.Net asset value, beginning of period       $ 1.000      $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

111.Income from Investment Operations

112. Net interest income                        .024         .012       .049      .049      .029      .027      .042

113.Less Distributions

114. From net interest income                   (.024)       (.012)     (.049)    (.049)    (.029)    (.027)    (.042)

115.Net asset value, end of period             $ 1.000      $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

116.TOTAL RETURN B                              2.39%        1.19%      5.06%     5.02%     2.89%     2.78%     4.25%

117.RATIOS AND SUPPLEMENTAL DATA

118.Net assets, end of period (in millions)    $ 1,352      $ 1,801    $ 1,801   $ 1,828   $ 2,025   $ 2,949   $ 3,094

119.Ratio of expenses to average net assets     .65% A, C    .65% A,    .65%      .65%      .60%      .57%      .59%
                                                             C         C         C

120.Ratio of net interest income to average     4.81% A      4.66% A    4.94%     4.89%     2.81%     2.73%     4.14%
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - ADVISOR B CLASS (FORMERLY CLASS B)

121.   SIX MONTHS       THREE MONTHS   YEARS ENDED JULY 31,          JULY 1, 1994
       ENDED            ENDED                                        (COMMENCEMEN
       APRIL 30, 1997   OCTOBER 31,                                  T
                                                                     OF OPERATIONS)
                                                                     TO
                                                                     JULY 31,

122.   (UNAUDITED)      1996           1996                   1995   1994



123.SELECTED PER-SHARE DATA

124.Net asset value, beginning of period                  $ 1.000      $ 1.000     $ 1.000    $ 1.000    $ 1.000

125.Income from Investment Operations

126. Net interest income                                   .020         .010        .043       .042       .002

127.Less Distributions

128. From net interest income                              (.020)       (.010)      (.043)     (.042)     (.002)

129.Net asset value, end of period                        $ 1.000      $ 1.000     $ 1.000    $ 1.000    $ 1.000

130.TOTAL RETURN B, C                                      2.02%        1.01%       4.33%      4.28%      .25%

131.RATIOS AND SUPPLEMENTAL DATA

132.Net assets, end of period (000 omitted)               $ 43,956     $ 20,411    $ 39,956   $ 3,154    $ 628

133.Ratio of expenses to average net assets                1.38% A,     1.35% A,    1.35%      1.35% D    1.35% A,
                                                          D             D          D                      D

134.Ratio of net interest income to average net assets     4.29% A      3.96% A     4.13%      4.22%      3.03% A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
On December 19, 1996, the Board of Trustees approved a change in the fund's name from U.S. Treasury Portfolio to Treasury Fund (the fund). In addition, at a special meeting held on May 9, 1997, shareholders of the fund approved an Agreement and Plan of Reorganization providing for a reorganization of the fund from a separate series of Daily Money Fund to a separate series of Daily Tax-Exempt Money Fund. The Board of Trustees also approved a change in the new trust's name from Daily Tax-Exempt Money Fund to Newbury Street Trust. These changes were effective with the May 30, 1997 prospectus revision.
The fund is a fund of Newbury Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.
The fund offers two classes of shares, Daily Money Class (formerly Initial class) and Advisor B Class (formerly Class B), each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter
M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S.
Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR.
The maturity values of the joint trading account investments were $1,002,151,400 at 5.44%, $43,905,653 at 5.46%, $16,072,933 at 5.47%,
$38,185,778 at 5.50%, $40,360,556 at 5.50%, $32,229,778 at 5.50%, and
$19,154,407 at 5.52%. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED APRIL 30, 1997, DUE MAY 1, 1997 5.44%
Number of dealers or banks 17
Maximum amount with one dealer or bank 18.3%
Aggregate principal amount of agreements $6,971,314,000
Aggregate maturity amount of agreements $6,972,367,443
Aggregate market value of transferred assets $7,184,278,454
Coupon rates of transferred assets 0% to 14 1/4%
Maturity dates of transferred assets 5/01/97 to 2/15/27
DATED APRIL 30, 1997, DUE MAY 1, 1997 5.46%
Number of dealers or banks 4
Maximum amount with one dealer or bank 40%
Aggregate principal amount of agreements $250,000,000
Aggregate maturity amount of agreements $250,037,889
Aggregate market value of transferred assets $255,289,177
Coupon rates of transferred assets 0% to 11 5/8%
Maturity dates of transferred assets 5/8/97 to 11/15/26
DATED APRIL 8, 1997, DUE MAY 8, 1997 5.47%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $300,000,000
Aggregate maturity amount of agreements $301,367,500
Aggregate market value of transferred assets $307,037,525
Coupon rates of transferred assets 4 3/4% to 14%
Maturity dates of transferred assets 5/15/97 to 8/15/26
DATED APRIL 10, 1997, DUE MAY 12, 1997 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $375,000,000
Aggregate maturity amount of agreements $376,833,333
Aggregate market value of transferred assets $382,896,906
Coupon rates of transferred assets 5 3/4% to 7 1/2%
Maturity dates of transferred assets 12/31/98 to 8/15/25
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED APRIL 4, 1997, DUE JUNE 2, 1997 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $750,000,000
Aggregate maturity amount of agreements $756,760,417
Aggregate market value of transferred assets $767,593,813
Coupon rates of transferred assets 4 3/4% to 14%
Maturity dates of transferred assets 5/15/97 to 8/15/26
DATED APRIL 16, 1997, DUE JUNE 2, 1997 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $600,000,000
Aggregate maturity amount of agreements $604,308,333
Aggregate market value of transferred assets $614,706,200
Coupon rates of transferred assets 5 5/8% to 9%
Maturity dates of transferred assets 8/15/97 to 10/31/01
DATED APRIL 24, 1997, DUE JUNE 16, 1997 5.52%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $201,625,333
Aggregate market value of transferred assets $206,036,119
Coupon rates of transferred assets 6 1/2% to 8 1/8%
Maturity dates of transferred assets 5/31/01 to 2/15/21
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR received a fee that was computed daily at an annualized rate of .50% of the fund's average net assets. Effective May 31, 1997, the management fee rate was reduced to
 .25%.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans").
Under the Advisor B Class Plan, the fund pays FDC a distribution and service fee. This fee is based on an annual rate of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Advisor B Class shares. For the period, the fund paid FDC $82,201 under the Advisor B Class Plan, of which
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
$29,117 was paid to securities dealers, banks and other financial institutions for the distribution of Advisor B Class shares and providing shareholder support services.
Effective May 31, 1997, shareholders approved a revised distribution and service plan for the Daily Money Class. Under the revised plan, the class will pay FDC a distribution and service fee that will be based on an annual rate of .25% of the average net assets of the class.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Daily Money Class and Advisor B Class Plans amounted to $2,304,836 and $32,611, respectively, for the period.
SALES LOAD. FDC receives the proceeds of a contingent deferred sales charge levied on Advisor B Class share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Advisor B Class charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $58,232 on Advisor B Class share redemptions. When Advisor B Class shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend dispersing and shareholder servicing agent for the fund's Daily Money Class and Advisor B Class shares. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .21% and .27% of the average net assets for Daily Money Class and Advisor B Class shares, respectively.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                     FMR           REIMBURSEME
                     EXPENSE       NT
                     LIMITATIONS

DAILY MONEY CLASS    .65%          $ 706,445

ADVISOR B CLASS      1.35%-1.40%    34,971

                                   $ 741,416

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,168 under the custodian arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 23% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

                            SIX MONTHS       THREE MONTHS       YEAR ENDED
                            ENDED            ENDED              JULY 31, 1996
                            APRIL 30, 1997   OCTOBER 31, 1996

DAILY MONEY CLASS

From net interest income    $ 39,039,630     $ 21,367,372       $ 98,286,345

ADVISOR B CLASS

From net interest income     475,221          269,062            528,535

                            $ 39,514,851     $ 21,636,434       $ 98,814,880

8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                     REGISTRATION
                     FEES

DAILY MONEY CLASS    $ 91,300

ADVISOR B CLASS       18,396

                     $ 109,696

9. SHARE TRANSACTIONS.
Share transactions for both classes of the fund at net asset value of $1.00 per share were as follows:

                                                          SIX MONTHS ENDED    THREE MONTHS       YEAR ENDED
                                                          APRIL 30,           ENDED              JULY 31,
                                                                              OCTOBER 31,

                                                          1997                1996               1996

DAILY MONEY CLASS                                         $ 4,615,593,934     $ 2,052,601,018    $ 11,030,210,151
Shares sold

Reinvestment of distributions from net interest income     25,461,282          12,481,771         56,208,793

Shares redeemed                                            (5,090,251,266)     (2,065,230,595)    (11,113,118,785)

Net increase (decrease)                                   $ (449,196,050)     $ (147,806)        $ (26,699,841)



ADVISOR B CLASS                                           $ 48,049,831    $ 10,395,134     $ 82,859,473
Shares sold

Reinvestment of distributions from net interest income     410,049         257,070          472,884

Shares redeemed                                            (24,907,387)    (30,201,713)     (46,523,167)

Net increase (decrease)                                   $ 23,552,493    $ (19,549,509)   $ 36,809,190


10. PROPOSED REORGANIZATION.
The Board of Trustees of the fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Capital Reserves: U.S. Government Portfolio ("Reorganization"). The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of U.S. Government Portfolio in exchange solely for the number of shares of a new class of the fund equal in number to the outstanding shares of U.S. Government Portfolio at the close of business on the day the Reorganization is effective. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the Investment Company Act of 1940) of outstanding voting securities of U.S. Government Portfolio. A Special Meeting of Shareholders ("Meeting") of U.S. Government Portfolio will be held on September 17, 1997 to vote on the Agreement. A detailed description of the proposed transaction and voting information will be sent to shareholders of U.S. Government Portfolio in July 1997. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about October 30, 1997.



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Robert Litterst, VICE PRESIDENT
Sarah H. Zenoble, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES


(registered trademark)
TREASURY FUND - DAILY MONEY CLASS
 (FORMERLY DAILY MONEY FUND: U.S. TREASURY
 PORTFOLIO - INITIAL CLASS)
PRIME FUND - DAILY MONEY CLASS
 (FORMERLY DAILY MONEY FUND: MONEY MARKET PORTFOLIO - INITIAL CLASS) TAX-EXEMPT FUND - DAILY MONEY CLASS
 (FORMERLY DAILY TAX-EXEMPT MONEY FUND -
 INITIAL CLASS)


SEMIANNUAL REPORT
APRIL 30, 1997
DMFB-SANN-0697
33131
CONTENTS


SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

 TREASURY FUND - DAILY MONEY CLASS                                        3
  (FORMERLY DAILY MONEY FUND: U.S. TREASURY PORTFOLIO - INITIAL CLASS)

 PRIME FUND - DAILY MONEY CLASS                                           9
  (FORMERLY DAILY MONEY FUND: MONEY MARKET PORTFOLIO - INITIAL CLASS

 TAX-EXEMPT FUND - DAILY MONEY CLASS                                      17
  (FORMERLY DAILY TAX-EXEMPT MONEY FUND - INITIAL CLASS)

NOTES TO THE FINANCIAL STATEMENTS                                         30

EACH FUND SEEKS TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME AS IS
CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY BY INVESTING IN HIGH-QUALITY, SHORT-TERM MONEY MARKET SECURITIES. MONEY MARKET PORTFOLIO INVESTS IN A BROAD RANGE OF MONEY MARKET SECURITIES. U.S. TREASURY PORTFOLIO INVESTS IN MONEY MARKET SECURITIES ISSUED BY THE U.S. TREASURY AND BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-843-3001 FOR A FREE PROSPECTUS. READ
IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
TREASURY FUND (FORMERLY DAILY MONEY FUND: U.S. TREASURY PORTFOLIO)

INVESTMENTS APRIL 30, 1997 (UNAUDITED)
Showing Percentage of Total Value of Investments


U.S. TREASURY OBLIGATIONS - 14.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 8.3%
7/24/97 5.73% $ 13,000,000 $ 12,835,593
3/5/98 5.64  3,000,000  2,863,004
3/5/98 5.67  10,000,000  9,541,385
4/2/98 6.00  15,000,000  14,208,300
4/2/98 6.03  24,000,000  22,724,974
4/30/98 6.01  7,000,000  6,599,044
4/30/98 6.04  31,000,000  29,216,046
4/30/98 6.05  6,000,000  5,654,200
4/30/98 6.07  13,000,000  12,248,080
   115,890,626
U.S. TREASURY NOTES - 6.4%
11/30/97 5.50  12,000,000  11,982,287
2/28/98 5.67  15,000,000  14,921,762
3/31/98 5.60  9,000,000  9,023,105
3/31/98 5.62  17,000,000  17,039,337
3/31/98 5.69  6,000,000  6,010,039
3/31/98 5.73  6,000,000  6,007,273
3/31/98 5.93  25,000,000  24,808,453
   89,792,256
TOTAL U.S. TREASURY OBLIGATIONS   205,682,882
REPURCHASE AGREEMENTS - 85.3%
 MATURITY VALUE
 AMOUNT (NOTE 1)
In a joint trading account
 (Notes 2 and 3):
  (U.S. Treasury Obligations)
   dated 4/30/97 due 5/1/97:
    At 5.44% $ 1,002,151,400 $ 1,002,000,000
    At 5.46   43,905,653  43,899,000
  (U.S. Treasury Obligations):
   dated 4/8/97 due 5/8/97
    At 5.47%   16,072,933  16,000,000
   dated 4/10/97 due 5/12/97
    At 5.50%   38,185,778  38,000,000
   dated 4/4/97 due 6/2/97
    At 5.50%   40,360,556  40,000,000
   dated 4/16/97 due 6/2/97
    At 5.50%   32,229,778  32,000,000
   dated 4/24/97 due 6/16/97
    At 5.52%   19,154,407  19,000,000
TOTAL REPURCHASE AGREEMENTS   1,190,899,000
TOTAL INVESTMENTS - 100% $  1,396,581,882
Total Cost for Income Tax Purposes $  1,396,581,882
INCOME TAX INFORMATION
At October 31, 1996 the fund had a capital loss carryforward of approximately $421,000 which will expire on October 31, 2001.
TREASURY FUND (FORMERLY DAILY MONEY FUND: U.S. TREASURY PORTFOLIO)

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 APRIL 30, 1997 (UNAUDITED)

135.ASSETS                                                                                      136.           137.

138.Investment in securities, at value (including repurchase agreements of $1,190,899,000) -    139.           $ 1,396,581,882
See accompanying schedule

140.Receivable for investments sold                                                             141.            53,787,060

142.Interest receivable                                                                         143.            1,298,387

144. 145.TOTAL ASSETS                                                                           146.            1,451,667,329

147.LIABILITIES                                                                                 148.           149.

150.Payable for investments purchased                                                           $ 53,717,370   151.

152.Share transactions in process                                                                383,759       153.

154.Distributions payable                                                                        1,007,080     155.

156.Accrued management fee                                                                       467,725       157.

158.Distribution fees payable                                                                    27,567        159.

160.Other payables and accrued expenses                                                          375,734       161.

162. 163.TOTAL LIABILITIES                                                                      164.            55,979,235

165.166.NET ASSETS                                                                              167.           $ 1,395,688,094

168.Net Assets consist of:                                                                      169.           170.

171.Paid in capital                                                                             172.           $ 1,396,045,307

173.Accumulated net realized gain (loss) on investments                                         174.            (357,213)

175.176.NET ASSETS                                                                              177.           $ 1,395,688,094

178.DAILY MONEY CLASS (FORMERLY INITIAL CLASS):                                                 179.           180.

181.182.NET ASSET VALUE, offering price and redemption price per share                          183.            $1.00
($1,351,732,139 (divided by) 1,352,078,102 shares)

184.ADVISOR B CLASS (FORMERLY CLASS B):                                                         185.           186.

187.188.NET ASSET VALUE, offering price and redemption price per share                          189.            $1.00
($43,955,955 (divided by) 43,967,205 shares) A


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

190.191.INTEREST INCOME                                         192.          $ 44,939,286

193.EXPENSES                                                    194.          195.

196.Management fee                                              $ 4,111,174   197.

198.Transfer agent fees                                          1,727,675    199.

200.Distribution fees                                            82,201       201.

202.Accounting fees and expenses                                 87,878       203.

204.Registration fees                                            109,696      205.

206.Audit                                                        13,963       207.


208.Legal                                                        8,861        209.


210.Reports to shareholders                                      23,028       211.

212.Miscellaneous                                                3,543        213.

214. Total expenses before reductions                            6,168,019    215.

216. Expense reductions                                          (743,584)     5,424,435

217.218.NET INTEREST INCOME                                     219.           39,514,851

220.221.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 222.           13,694


223.224.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    225.          $ 39,528,545


STATEMENT OF CHANGES IN NET ASSETS
      SIX MONTHS         THREE MONTHS    YEAR ENDED
      ENDED APRIL 30,    ENDED           JULY 31,
      1997               OCTOBER 31,     1996
      (UNAUDITED)        1996


226.INCREASE (DECREASE) IN NET ASSETS

227.Operations                                                         $ 39,514,851      $ 21,636,434      $ 98,814,880
Net interest income

228. Net realized gain (loss)                                           13,694            17,244            37,646

229.                                                                    39,528,545        21,653,678        98,852,526
230.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

231.Distributions to shareholders from net interest income              (39,514,851)      (21,636,434)      (98,814,880)

232.Share transactions - net increase (decrease)                        (425,643,557)     (19,697,315)      10,109,349

233.                                                                    (425,629,863)     (19,680,071)      10,146,995
234.TOTAL INCREASE (DECREASE) IN NET ASSETS

235.NET ASSETS                                                         236.              237.              238.

239. Beginning of period                                                1,821,317,957     1,840,998,028     1,830,851,033

240. End of period                                                     $ 1,395,688,094   $ 1,821,317,957   $ 1,840,998,028


FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS (FORMERLY INITIAL CLASS)

241.   SIX MONTHS       THREE MONTHS   YEARS ENDED JULY 31,
       ENDED            ENDED
       APRIL 30, 1997   OCTOBER 31,

242.   (UNAUDITED)      1996           1996                   1995   1994   1993   1992



243.SELECTED PER-SHARE DATA

244.Net asset value, beginning of period       $ 1.000      $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

245.Income from Investment Operations

246. Net interest income                        .024         .012       .049      .049      .029      .027      .042

247.Less Distributions

248. From net interest income                   (.024)       (.012)     (.049)    (.049)    (.029)    (.027)    (.042)

249.Net asset value, end of period             $ 1.000      $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

250.TOTAL RETURN B                              2.39%        1.19%      5.06%     5.02%     2.89%     2.78%     4.25%

251.RATIOS AND SUPPLEMENTAL DATA

252.Net assets, end of period (in millions)    $ 1,352      $ 1,801    $ 1,801   $ 1,828   $ 2,025   $ 2,949   $ 3,094

253.Ratio of expenses to average net assets     .65% A, C    .65% A,    .65%      .65%      .60%      .57%      .59%
                                                             C         C         C

254.Ratio of net interest income to average     4.81% A      4.66% A    4.94%     4.89%     2.81%     2.73%     4.14%
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - ADVISOR B CLASS (FORMERLY CLASS B)

255.   SIX MONTHS       THREE MONTHS   YEARS ENDED JULY 31,          JULY 1, 1994
       ENDED            ENDED                                        (COMMENCEMEN
       APRIL 30, 1997   OCTOBER 31,                                  T
                                                                     OF OPERATIONS)
                                                                     TO
                                                                     JULY 31,

256.   (UNAUDITED)      1996           1996                   1995   1994



257.SELECTED PER-SHARE DATA

258.Net asset value, beginning of period                  $ 1.000      $ 1.000     $ 1.000    $ 1.000    $ 1.000

259.Income from Investment Operations

260. Net interest income                                   .020         .010        .043       .042       .002

261.Less Distributions

262. From net interest income                              (.020)       (.010)      (.043)     (.042)     (.002)

263.Net asset value, end of period                        $ 1.000      $ 1.000     $ 1.000    $ 1.000    $ 1.000

264.TOTAL RETURN B, C                                      2.02%        1.01%       4.33%      4.28%      .25%

265.RATIOS AND SUPPLEMENTAL DATA

266.Net assets, end of period (000 omitted)               $ 43,956     $ 20,411    $ 39,956   $ 3,154    $ 628

267.Ratio of expenses to average net assets                1.38% A,     1.35% A,    1.35%      1.35% D    1.35% A,
                                                          D             D          D                      D

268.Ratio of net interest income to average net assets     4.29% A      3.96% A     4.13%      4.22%      3.03% A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
PRIME FUND (FORMERLY DAILY MONEY FUND: MONEY MARKET PORTFOLIO)

INVESTMENTS APRIL 30, 1997 (UNAUDITED)
Showing Percentage of Total Value of Investments


CERTIFICATES OF DEPOSIT - 46.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC CERTIFICATES OF DEPOSIT - 0.4%
Chase Manhattan Bank (USA)
7/28/97 5.55% $ 10,000,000 $ 10,000,000
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.9%
ABN-AMRO Bank
12/4/97 5.75  8,000,000  7,984,842
Bank of Montreal
6/24/97 5.38  15,000,000  15,000,000
   22,984,842
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 34.0%
ABN-AMRO Bank
5/16/97 5.55  10,000,000  10,000,000
Bank of Tokyo - Mitsubishi Ltd.
5/5/97 5.60  7,000,000  7,000,000
5/7/97 5.48  3,000,000  3,000,039
5/27/97 5.48  12,000,000  12,000,000
5/30/97 5.48  5,000,000  5,000,000
6/3/97 5.53  14,000,000  14,000,000
6/4/97 5.53  2,000,000  2,000,000
7/10/97 5.83  8,000,000  8,000,000
Banque Nationale de Paris
5/19/97 5.60  2,000,000  1,999,740
9/30/97 5.85  10,000,000  10,000,000
Barclays Bank, PLC
5/12/97 5.56  21,000,000  21,000,000
5/19/97 5.61  16,000,000  16,000,000
5/27/97 5.54  20,000,000  20,000,000
6/2/97 5.61  45,000,000  45,000,025
Bayerische Hypotheken-und Weschel
5/7/97 5.59  20,000,000  20,000,000
5/12/97 5.37  8,000,000  8,000,022
Bayerische Landesbank Girozentrale
5/12/97 5.57  25,000,000  25,000,000
Bayerische Vereinsbank, A.G.
5/19/97 5.54  18,000,000  18,000,000
Caisse Nationale de Credit Agricole
5/7/97 5.57  50,000,000  50,000,000
Canadian Imperial Bank of Commerce
5/7/97 5.56  24,000,000  24,000,080
5/12/97 5.57  7,000,000  7,000,000
5/20/97 5.55  17,000,000  17,000,000
Commerzbank, Germany
5/14/97 5.55  25,000,000  25,000,000

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Deutsche Bank, Germany
5/12/97 5.38% $ 21,000,000 $ 20,999,746
5/28/97 5.34  35,000,000  35,000,000
1/16/98 5.80  20,000,000  19,994,095
Dresdner Bank, A.G., Germany
5/22/97 5.53  20,000,000  20,000,000
6/18/97 5.37  20,000,000  20,000,000
National Westminster Bank, PLC
5/1/97 5.42  7,000,000  7,000,000
5/21/97 5.57  5,000,000  4,999,258
6/17/97 5.50  15,000,000  15,000,000
8/6/97 5.50  12,000,000  12,000,000
Rabobank Nederland, N.V.
4/10/98 6.26  10,000,000  9,994,609
Sanwa Bank Ltd.
5/2/97 5.68  6,000,000  6,000,002
5/19/97 5.66  5,000,000  5,000,000
5/21/97 5.50  2,000,000  2,000,011
5/27/97 5.50  7,000,000  7,000,050
7/10/97 5.81  7,000,000  7,000,000
7/21/97 5.82  14,000,000  14,000,000
8/1/97 5.85  6,000,000  6,000,000
Societe Generale, France
5/13/97 5.57  10,000,000  9,999,899
7/11/97 5.70  10,000,000  10,000,000
7/28/97 5.55  20,000,000  20,000,000
8/7/97 5.52  50,000,000  50,000,000
Sumitomo Bank Ltd.
5/19/97 5.52  8,000,000  8,000,000
5/19/97 5.54  3,000,000  3,000,000
5/27/97 5.50  6,000,000  6,000,000
5/27/97 5.51  2,000,000  2,000,000
5/30/97 5.52  2,000,000  2,000,000
6/6/97 5.58  4,000,000  4,000,000
Swiss Bank Corp.
5/16/97 5.55  20,000,000  20,000,000
5/19/97 5.40  10,000,000  10,000,000
5/27/97 5.54  25,000,000  25,000,000
7/16/97 5.40  15,000,000  15,000,000
8/4/97 5.50  25,000,000  25,000,000
12/22/97 5.99  15,000,000  15,000,000
12/30/97 6.04  17,000,000  17,000,000
Westdeutsche Landesbank Girozentrale
5/5/97 5.62  12,000,000  12,000,000
Westpac Banking Corp.
9/15/97 5.70  10,000,000  10,000,000
   844,987,576
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.5%
Bank of Nova Scotia
4/1/98 6.20% $ 12,000,000 $ 11,993,696
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 10.8%
ABN-AMRO Bank
7/24/97 5.45  5,000,000  5,000,200
Abbey National, Treasury Services
7/2/97 5.70  5,000,000  4,999,784
7/28/97 5.72  20,000,000  20,000,000
3/4/98 5.87  12,000,000  12,000,000
Bayerische Hypotheken-und Weschel
5/19/97 5.55  10,000,000  10,000,100
Bayerische Landesbank Girozentrale
7/14/97 5.72  29,000,000  28,998,077
7/29/97 5.51  15,000,000  15,001,774
Bayerische Vereinsbank, A.G.
5/12/97 5.38  10,000,000  9,999,926
8/26/97 5.44  10,000,000  9,999,974
Den Danske Bank Group A/S
5/20/97 5.35  5,000,000  5,000,009
Deutsche Bank, Germany
5/19/97 5.54  30,000,000  30,000,000
5/19/97 5.56  8,000,000  7,999,284
5/22/97 5.53  14,000,000  14,000,000
Dresdner Bank, A.G,. Germany
5/7/97 5.57  25,000,000  25,000,041
Royal Bank of Scotland, PLC
8/7/97 5.50  25,000,000  25,000,000
Societe Generale, France
7/18/97 5.55  15,000,000  15,000,045
Toronto-Dominion Bank
5/12/97 5.56  20,000,000  20,000,000
5/12/97 5.57  10,000,000  10,000,000
   267,999,214
TOTAL CERTIFICATES OF DEPOSIT   1,157,965,328
COMMERCIAL PAPER - 30.6%
ABN-AMRO North America Finance, Inc.
5/23/97 5.54  9,000,000  8,969,668
ANZ (Delaware), Inc.
5/21/97 5.55  10,000,000  9,969,333
Abbey National, North America
7/18/97 5.70  11,000,000  10,866,057
Asset Securitization Coop. Corp.
5/21/97 5.55  16,000,000  15,950,933
5/23/97 5.54  10,000,000  9,966,267

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Associates Corp. of North America
5/28/97 5.66% $ 15,000,000 $ 14,937,000
Bank of Nova Scotia
6/19/97 5.53  50,000,000  49,629,097
Barclays U.S. Funding Corp.
5/20/97 5.55  10,500,000  10,469,410
Bear Stearns Cos., Inc.
5/28/97 5.35  10,000,000  9,960,400
5/28/97 5.61  5,000,000  4,979,113
Beneficial Corp.
5/29/97 5.61  5,000,000  4,978,339
5/30/97 5.61  9,000,000  8,959,618
CIT Group Holdings, Inc.
5/12/97 5.56  10,000,000  9,983,103
5/22/97 5.61  20,000,000  19,935,017
5/29/97 5.80  40,000,000  39,821,111
Caisse d'Amortissement de la Dette Sociale
5/7/97 5.61  550,000  549,487
6/16/97 5.67  660,000  655,277
Citibank Credit Card Master Trust I (Dakota Certificate Program)
5/7/97 5.57  4,000,000  3,996,300
5/30/97 5.44  3,000,000  2,987,023
7/14/97 5.74  5,000,000  4,941,725
Cregem North America, Inc.
6/27/97 5.39  2,000,000  1,983,248
7/11/97 5.72  5,000,000  4,944,383
Delaware Funding Corporation
5/21/97 5.59  2,902,000  2,893,020
Eiger Capital Corp.
5/13/97 5.57  10,000,000  9,981,500
5/16/97 5.54  20,000,000  19,954,000
5/20/97 5.54  10,500,000  10,469,410
5/20/97 5.55  9,746,000  9,717,607
Enterprise Funding Corp.
5/14/97 5.54  2,000,000  1,996,013
5/16/97 5.55  3,144,000  3,136,756
5/23/97 5.65  7,000,000  6,976,044
5/29/97 5.59  10,000,000  9,956,833
7/22/97 5.76  4,000,000  3,948,249
Ford Motor Credit Corp.
5/22/97 5.59  45,000,000  44,854,313
7/14/97 5.70  25,000,000  24,710,681
7/28/97 5.51  20,000,000  19,737,956
General Electric Capital Corp.
5/6/97 5.42  40,000,000  39,970,722
5/22/97 5.61  8,000,000  7,974,007
5/28/97 5.45  25,000,000  24,899,688
5/29/97 5.34  25,000,000  24,897,528
7/7/97 5.50  25,000,000  24,748,750
7/29/97 5.52  10,000,000  9,867,242
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
General Electric Co.
5/27/97 5.35% $ 20,000,000 $ 19,923,878
7/30/97 5.73  10,000,000  9,858,750
Glaxo Wellcome, PLC
5/8/97 5.55  5,000,000  4,994,624
Goldman Sachs Group, L.P. (The)
5/12/97 5.45  16,000,000  15,974,088
Halifax Building Society
5/27/97 5.62  11,000,000  10,955,748
Merrill Lynch & Co., Inc.
5/19/97 5.61  6,000,000  5,983,290
5/22/97 5.57  11,000,000  10,964,516
5/28/97 5.36  6,000,000  5,976,240
Morgan Stanley Group, Inc.
5/14/97 5.38  12,600,000  12,575,840
5/15/97 5.42  10,000,000  9,979,233
5/20/97 5.53  30,000,000  29,912,758
New England Power Company
5/8/97 5.56  3,225,000  3,221,520
PHH Corp.
5/19/97 5.64  7,000,000  6,980,400
Santander Finance (Delaware), Inc.
6/24/97 5.43  5,000,000  4,960,100
Smith Barney, Inc.
5/21/97 5.58  5,000,000  4,984,610
Triple A One Funding Corp.
5/12/97 5.56  4,000,000  3,993,241
5/12/97 5.58  10,178,000  10,160,740
5/13/97 5.58  11,371,000  11,349,964
5/16/97 5.56  5,000,000  4,988,478
Unifunding, Inc.
5/12/97 5.56  14,195,000  14,171,013
Woolwich Equitable Building Society
7/28/97 5.72  10,000,000  9,862,132
TOTAL COMMERCIAL PAPER   761,893,391
FEDERAL AGENCIES - 13.4%
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 0.4%
6/4/97 5.44  10,000,000  9,994,825
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 3.0%
6/26/97 5.60  50,000,000  49,570,667
7/3/97 5.61  25,000,000  24,758,063
   74,328,730

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 5.8%
5/1/97 5.46% $ 25,000,000 $ 24,995,954
5/2/97 5.63  50,000,000  49,999,894
5/6/97 5.59  10,000,000  9,996,877
6/9/97 5.46  35,000,000  34,981,480
6/13/97 5.46  25,000,000  24,986,530
   144,960,735
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 4.2%
6/12/97 5.35  50,000,000  49,692,000
6/13/97 5.36  25,000,000  24,842,184
7/3/97 5.61  30,000,000  29,709,675
   104,243,859
TOTAL FEDERAL AGENCIES   333,528,149
U.S. TREASURY OBLIGATIONS - 1.0%
U.S. Treasury Bills
3/5/98 5.67  25,000,000  23,853,556
BANK NOTES - 4.2%
Morgan Guaranty Trust, NY
5/14/97 5.46  104,000,000  103,959,080
MEDIUM-TERM NOTES (A) - 1.9%
Exxon Shipping Co.
5/1/97 5.64  18,100,000  18,100,000
5/1/97 5.67  25,000,000  25,000,000
Merrill Lynch & Co., Inc.
6/4/97 5.67  5,000,000  4,999,007
TOTAL MEDIUM-TERM NOTES   48,099,007
SHORT-TERM NOTES (A) - 0.9%
CSA Funding - C
5/7/97 5.76  23,000,000  23,000,000
TIME DEPOSITS - 0.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Sumitomo Bank Ltd.
5/5/97 5.72% $ 12,000,000 $ 12,000,000
5/8/97 5.73  3,000,000  3,000,000
TOTAL TIME DEPOSITS   15,000,000
REPURCHASE AGREEMENTS - 0.8%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 4/30/97 due 5/1/97:
  At 5.46%  $20,231,066   20,228,000
TOTAL INVESTMENTS - 100% $  2,487,526,511
Total Cost for Income Tax Purposes $  2,487,526,511
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
INCOME TAX INFORMATION
At October 31, 1996, the fund had a capital loss carryforward of approximately $764,000, of which $7,000, $125,000, $584,000 and $48,000 will expire on October 31, 2000, 2001, 2002 and 2003, respectively.
PRIME FUND (FORMERLY DAILY MONEY FUND: MONEY MARKET PORTFOLIO)

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 APRIL 30, 1997 (UNAUDITED)

2.ASSETS                                                                                   3.            4.

5.Investment in securities, at value (including repurchase agreements of $20,228,000) -    6.            $ 2,487,526,511
See accompanying schedule

7.Cash                                                                                     8.             20,980,063


9.Interest receivable                                                                      10.            11,427,229

11. 12.TOTAL ASSETS                                                                        13.            2,519,933,803

14.LIABILITIES                                                                             15.           16.

17.Payable for investments purchased                                                       $ 6,000,000   18.

19.Distributions payable                                                                    622,648      20.

21.Accrued management fee                                                                   725,020      22.

23.Other payables and accrued expenses                                                      543,800      24.

25. 26.TOTAL LIABILITIES                                                                   27.            7,891,468

28.29.NET ASSETS                                                                           30.           $ 2,512,042,335

31.Net Assets consist of:                                                                  32.           33.

34.Paid in capital                                                                         35.           $ 2,512,804,938

36.Accumulated net realized gain (loss) on investments                                     37.            (762,603)

38.39.NET ASSETS, for 2,512,804,938 shares outstanding                                     40.           $ 2,512,042,335

41.42.NET ASSET VALUE, offering price and redemption price per share                       43.            $1.00
($2,512,042,335 (divided by) 2,512,804,938 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

44.45.INTEREST INCOME                                         46.            $ 69,237,491

47.EXPENSES                                                   48.            49.

50.Management fee                                             $ 6,286,736    51.

52.Transfer agent fees                                         2,741,030     53.

54.Accounting fees and expenses                                120,925       55.

56.Custodian fees and expenses                                 29,646        57.

58.Registration fees                                           124,746       59.

60.Audit                                                       2,730         61.


62.Legal                                                       12,198        63.


64.Reports to shareholders                                     108,261       65.

66.Miscellaneous                                               8,590         67.

68. Total expenses before reductions                           9,434,862     69.

70. Expense reductions                                         (1,262,176)    8,172,686

71.72.NET INTEREST INCOME                                     73.             61,064,805

74.75.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 76.             1,525


77.78.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    79.            $ 61,066,330


STATEMENT OF CHANGES IN NET ASSETS
      SIX MONTHS         THREE MONTHS    YEAR ENDED
      ENDED APRIL 30,    ENDED           JULY 31,
      1997               OCTOBER 31,     1996
      (UNAUDITED)        1996


80.INCREASE (DECREASE) IN NET ASSETS

81.Operations                                                             $ 61,064,805       $ 31,070,720       $ 121,708,868
Net interest income

82. Net realized gain (loss)                                               1,525              57,797             (48,294)

83. 84.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     61,066,330         31,128,517         121,660,574

85.Distributions to shareholders from net interest income                  (61,064,805)       (31,070,720)       (121,708,868)

86.Share transactions at net asset value of $1.00 per share                7,178,653,255      3,213,788,949      13,231,538,511
Proceeds from sales of shares

87. Reinvestment of distributions from net interest income                 56,265,577         28,781,415         112,618,012

88. Cost of shares redeemed                                                (7,386,287,215)    (3,159,725,660)    (12,902,990,749)

89.90.                                                                     (151,368,383)      82,844,704         441,165,774
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE
TRANSACTIONS

91.  92.TOTAL INCREASE (DECREASE) IN NET ASSETS                            (151,366,858)      82,902,501         441,117,480

93.NET ASSETS                                                             94.                95.                96.

97. Beginning of period                                                    2,663,409,193      2,580,506,692      2,139,389,212

98. End of period                                                         $ 2,512,042,335    $ 2,663,409,193    $ 2,580,506,692


FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS (FORMERLY INITIAL CLASS)

99.    SIX MONTHS       THREE MONTHS   YEARS ENDED JULY 31,
       ENDED            ENDED
       APRIL 30, 1997   OCTOBER 31,

100.   (UNAUDITED)      1996           1996                   1995   1994   1993   1992



101.SELECTED PER-SHARE DATA

102.Net asset value, beginning of period       $ 1.000      $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

103.Income from Investment Operations           .024         .012       .050      .050      .029      .028      .041
Net interest income

104.

105.Less Distributions

106. From net interest income                   (.024)       (.012)     (.050)    (.050)    (.029)    (.028)    (.041)

107.Net asset value, end of period             $ 1.000      $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

108.TOTAL RETURN B                              2.43%        1.22%      5.13%     5.16%     2.98%     2.82%     4.21%

109.RATIOS AND SUPPLEMENTAL DATA

110.Net assets, end of period (in millions)    $ 2,512      $ 2,663    $ 2,581   $ 2,139   $ 1,525   $ 1,451   $ 1,531

111.Ratio of expenses to average net assets     .65% A, C    .65% A,    .65%      .65%      .65%      .61%      .59%
                                                             C         C         C         C

112.Ratio of net interest income to average     4.86% A      4.85% A    5.00%     5.11%     2.96%     2.76%     4.19%
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL
RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
TAX-EXEMPT FUND (FORMERLY DAILY TAX-EXEMPT MONEY FUND)


INVESTMENTS APRIL 30, 1997 (UNAUDITED)
Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
ALABAMA - 0.1 %
Columbia Ind. Dev. Board (Alabama Pwr. Co. Proj.) Participating VRDN,
Series 97I, 4.65%,
LOC Caisse Des Depots et Consignations (b)  $ 500,000 $ 500,000
ALASKA - 3.0 %
Alaska Hsg. Fin. Corp. Gen. Mtg. Rev. Series 1991 C, 4.50% (BPA Swiss Bank
Corp.) VRDN   5,000,000  5,000,000
Valdez Marine Terminal Rev. Rfdg. (Atlantic Richfield Co. Proj.) Series
1994 B, 4.60%, VRDN   8,300,000  8,300,000
   13,300,000
ARIZONA - 1.1 %
Mesa Ind. Dev. Auth. Participating VRDN, Series 1997 B, 4.65% (Liquidity
Facility
Caisse des Depots et Consignations) (b)   1,000,000  1,000,000
Pinal County Ind. Dev. Auth. Hosp. Rev. (Casa Grande Med. Ctr. Proj.)
Series 1995, 4.60%,
LOC Chase Manhattan Bank, VRDN   3,900,000  3,900,000
   4,900,000
ARKANSAS - 0.6 %
Arkansas Hosp. Equip. Fin. Auth. Rev. (Baptist Health Proj.) Series 1995,
4.70%,
LOC Credit Suisse, VRDN   1,575,000  1,575,000
Univ. of Arkansas Rev. 4.70%, LOC Credit Suisse, VRDN   900,000  900,000
   2,475,000
CALIFORNIA - 6.9 %
Alameda County TRAN 4.50% 6/30/97   1,400,000  1,401,217
California Gen. Oblig. RAN Series 1996-97, 4.50% 6/30/97   7,850,000
7,857,554
California School Cash Reserves Prog. Auth. TRAN Series 1996 A, 4.75%
7/2/97   2,700,000  2,703,973
Fresno TRAN 4.50% 6/30/97   1,000,000  1,000,949
Los Angeles Commty. College Dist. TRAN Series 1996-97, 4.50% 7/1/97
1,000,000  1,000,802
Los Angeles County TRAN Series 1996-97, 4.50% 6/30/97   2,000,000
2,001,728
Los Angeles Reg'l. Arpt. Impt. Corp. Lease Rev. (Los Angeles Int'l. Air
France) 4.70%,
LOC Societe Generale, VRDN   3,100,000  3,100,000
Los Angeles TRAN Series 1996, 4.50% 6/19/97   8,000,000  8,005,762
Oakland TRAN Series 1996, 4.75% 6/30/97   1,500,000  1,502,065
Ventura County TRAN Series 1996, 4.75% 7/2/97   1,300,000  1,301,564
   29,875,614
COLORADO - 0.3 %
El Paso County School Dist. Gen. Oblig. Participating VRDN, Series 1996 D,
4.75%
(Liquidity Facility Norwest Bank NA, Minnesota) (b)   1,250,000  1,250,000
DELAWARE - 4.1 %
Delaware Econ. Dev. Auth. Multi-Family Rev. (Schoolhouse Trust Prog.)
5.25%,
LOC Marine Midland Bank, VRDN   1,150,000  1,150,000
Delaware Econ. Dev. Auth. Rev., VRDN:
 (Hosp. Billing & Collection Svc. Ltd. Proj.):
  Series 1985 A, 4.60% (BIG Insured) (BPA Morgan Stanley Group, Inc.)
7,500,000  7,500,000
  Series 1985 C, 4.60% (BIG Insured) (BPA Morgan Stanley Group, Inc.)
4,700,000  4,700,000
 (Peninsula United Methodist Homes, Inc.) Series 1992 B, 4.60%,
 LOC Corestates Bank, VRDN   4,710,000  4,710,000
   18,060,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FLORIDA - 5.3 %
Florida Local Gov't. Fin. Commission Series A, CP:
 3.75% 7/17/97, LOC First Union Nat'l. Bank  $ 7,100,000 $ 7,100,000
 3.55% 7/23/97, LOC First Union Nat'l. Bank   2,000,000  2,000,000
Highlands County Health Fac. Auth. Rev. (Adventist Health Sys. Sunbelt
Proj.)
Series 1996A, 4.625%, LOC SunTrust Bank of Central Florida, VRDN
6,600,000  6,600,000
Jacksonville Health Fac. Auth. Participating VRDN, Series 1996 M, 4.60%
(Liquidity Facility Caisse des Depots et Consignations) (b)   2,000,000
2,000,000
Jacksonville Hosp. Rev. (Univ. Med. Ctr.) Series 1988, 4.10%, LOC Sumitomo
Bank Ltd., VRDN   1,000,000  1,000,000
Mount Dora Health Fac. Auth. Rev. (Waterman Village Proj.) Series 1996A,
4.625%,
LOC Barnett Bank, VRDN   4,000,000  4,000,000
Sunrise Util. Sys. Participating VRDN, Series SG-16, 4.70%
(Liquidity Facility Societe Generale) (b)   600,000  600,000
   23,300,000
GEORGIA - 7.6 %
Atlanta Gen. Oblig. Participating VRDN, Series SG-58, 4.60%
(Liquidity Facility Societe Generale) (b)   2,785,000  2,785,000
Burke County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp.
Voltage Proj.)
Series 1997 A, 3.60% 12/1/97 (AMBAC Insured)   3,500,000  3,500,000
Cherokee County Wtr. & Swr. Auth. Participating VRDN, Series PA47B, 4.60%
(MBIA Insured)
(Liquidity Facility Merrill Lynch & Co.) (b)   1,495,000  1,495,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates
Proj.)
Series 1996, 4.10%, VRDN   1,600,000  1,600,000
Dekalb Multifamily Hsg. Rev. (Post Walk Proj.) 4.55% (FNMA Guaranteed) VRDN
 1,000,000  1,000,000
Fulton County Hsg. Auth. Multi-Family Hsg. Rev. Rfdg., VRDN:
 (Champions Green Apts. Proj.) Series 1994 B, 4.70%, LOC Southtrust Bank
5,670,000  5,670,000
 (Holcomb's Landing Apts. Proj.) 4.70%, LOC First Union Nat'l. Bank
1,000,000  1,000,000
Georgia Muni. Elec. Auth. Participating VRDN, Series SG-40, 4.60%
(Liquidity Facility Societe Generale) (b)   3,000,000  3,000,000
Georgia Muni. Gas Auth. 4.50%, VRDN   7,250,000  7,250,000
Rockdale County Hosp. Auth. Rev. Series 1994, 4.60%, LOC SunTrust Bank of
Atlanta, VRDN   2,700,000  2,700,000
Savannah Econ. Dev. Auth. Rev. Rfdg. (La Quinta Motor Inns, Inc. Proj.)
Series 1991, 4.75%,
LOC NationsBank, Texas, VRDN   1,700,000  1,700,000
Worth County Ind. Dev. Auth. Rev. (Seabrook Enterprises) Series 1996 A,
4.60%,
LOC SunTrust Bank, Atlanta   1,400,000  1,400,000
   33,100,000
IDAHO - 0.3 %
Caribou County Poll. Cont. Rev. Rfdg. (Monsanto Co.) Series 1990, 4.55%,
VRDN   1,500,000  1,500,000
ILLINOIS - 8.6 %
Chicago School Reform Participating VRDN, Series 96-BB, 4.72%
(Liquidity Facility Bank of America NT & SA) (b)   2,400,000  2,400,000
Chicago Tax Increment Allocation Rev. (Stockyards Southeast Quad.) Series
1996 B,
4.50%, LOC Northern Trust Co. of Chicago, VRDN   2,800,000  2,800,000
Cook County Rev. (Catholic Charities Hosp.) Series 1988 A-1, 4.50%,
LOC Northern Trust Co. of Chicago, VRDN   1,800,000  1,800,000
Decatur Wtr. Rev. Bonds Series 1985, 3.75% 7/14/97, LOC Sumitomo Bank Ltd.,
CP mode   2,100,000  2,100,000
East Hazel Crest Multi-Family Hsg. Rev. (I-80 & Halstead Proj.) Series 1985
A, 4.80%,
LOC Marine Midland Bank, VRDN   2,945,000  2,945,000
Illinois Dev. Fin. Auth. Multi-Family Hsg. Rev. Rfdg. (Garden Glen Apts.)
Series 1993, 4.75%, VRDN   1,610,000  1,610,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
ILLINOIS - CONTINUED
Illinois Dev. Fin. Auth. Rev., VRDN:
 (Museum of Contemporary Art Proj.) Series 1994, 4.50%  $ 4,800,000 $
4,800,000
 (Presbyterian Home Lake Forest) Series 1996 A, 4.50%, LOC LaSalle Nat'l.
Bank   3,400,000  3,400,000
Illinois Edl. Facs. Auth. Rev. (Art Institute of Chicago) Series 1996,
4.55%
(Liquidity Facility Bank of America, Illinois) VRDN   2,000,000  2,000,000
Illinois Health Facs. Auth. Rev. VRDN:
 (Franciscan Eldercare Commty. Svc.) Series 1996C, 4.60%, LOC LaSalle Bank
 1,200,000  1,200,000
 (Methodist Med. Ctr. Proj.) Series 1985 B, 4.50%, LOC Sumitomo Bank  Ltd.
 400,000  400,000
Illinois Reg'l. Trans. Auth. Participating VRDN:
 Series SG-10, 4.70% (Liquidity Facility Societe Generale) (b)   1,645,000
1,645,000
 Series SG-82, 4.60% (Liquidity Facility Societe Generale) (b)   1,000,000
1,000,000
Lombard Ind. Proj. (B&H Partnership Proj.) 4.875%, LOC Comerica
Bank-Illinois, VRDN   3,375,000  3,375,000
Schaumburg Ind. Dev. Rev. Rfdg. (La Quinta Motor Inns, Inc. Proj.) 4.75%,
LOC NationsBank, Texas, VRDN   1,785,000  1,785,000
Schaumburg Village Gen. Oblig. Rev. Series 1996 A, 4.55% (BPA Credit
Suisse) VRDN   2,000,000  2,000,000
Springfield Commty. Impt. Rev. (Kent Family, Inc. Proj.) 4.75%, LOC PNC
Bank, VRDN   1,200,000  1,200,000
Winnebago Rev. (Mill Proj.) Series 1996, 4.70%,
LOC Bank One, Chicago, VRDN   1,000,000  1,000,000
   37,460,000
INDIANA - 2.4 %
Carmel Clay Ind. School Dist. TAN 4.25% 12/31/97   1,000,000  1,003,026
Indiana Edl. Facs. Auth. Rev. (Tri-State Univ., Inc. Proj.) 4.70%,
LOC Bank One, Indianapolis, VRDN   2,475,000  2,475,000
Indiana Trans. Fin. Auth. Participating VRDN, Series BT-218, 4.70%,
(Liquidity Facility Bankers Trust) (b)   1,000,000  1,000,000
Noblesville Econ. Dev. Rev. Rfdg. (River's Edge Apt. Proj.) Series 1992,
4.70%,
LOC Bank One, VRDN   3,110,000  3,110,000
Purdue Univ. Rev. (Student Fee) Series E, 4.45%, VRDN   3,000,000
3,000,000
   10,588,026
IOWA - 0.2 %
Iowa Hsg. Fin. Auth. Multi-Family Hsg. (Small Bus. Loan Prog.) Series 85-A,

4.65%, LOC Federal Home Loan Bank, VRDN   1,100,000  1,100,000
KANSAS - 0.4 %
Olathe Edl. Facs. Rev. (College Assoc. Pooled Edl. Loan Prog.) Series 1989
A, 4.55%,
LOC Midland Bank PLC, VRDN   1,590,000  1,590,000
KENTUCKY - 1.5 %
Georgetown Edl. Inst. Rev. (Georgetown College Proj.) Series 1992, 4.60%,
LOC PNC Bank, VRDN   1,600,000  1,600,000
Louisville and Jefferson Metropolitan Swr. Dist. Series 1997 A, 4.80%,
LOC PNC Bank, VRDN   5,000,000  5,000,000
   6,600,000
LOUISIANA - 3.9 %
Jefferson Parish Hosp. Rev. (W. Jefferson Med. Ctr. Dist. #1) Series 1986,
4.10%,
LOC Rabobank Nederland, N.V., VRDN   7,320,000  7,320,000
Louisiana Pub. Facs. Auth. Bonds (Sisters of Charity of the Incarnate Word)
3.75%
6/30/97 (BPA Toronto-Dominion Bank), CP mode   4,300,000  4,300,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
LOUISIANA - CONTINUED
Louisiana Pub. Facs. Auth. Health Care Sys. Bonds (Sisters of Charity of
the Incarnated Word)
3.75% 6/30/97 (BPA Credit Suisse First Boston), CP mode  $ 1,200,000 $
1,200,000
Louisiana Pub. Facs. Auth. Wtr. Rev. Rfdg. (Louisiana Wtr. Co. Proj.)
Series 1993, 4.55%, LOC Bank One, Texas, VRDN   3,185,000  3,185,000
West Baton Rouge Parish Ind. Dist. #3 Rev. Rfdg. Bonds (Dow Chemical Co.
Proj.)
Series 91, 3.75% 7/10/97, CP mode   1,000,000  1,000,000
   17,005,000
MARYLAND - 2.4 %
Baltimore County Hsg. Mtg. Rev. (Spring Hill Apt.) Series 1991, 4.60%,
LOC Sumitomo Bank Ltd., VRDN   1,300,000  1,300,000
Baltimore Rev. Rfdg. Participating VRDN, Series SG-20, 4.60%
(Liquidity Facility Societe Generale) (b)   1,500,000  1,500,000
Maryland Health & Higher Edl. Facs. Auth. Rev.:
(Kaiser Permanente Health Sys.) Series A, 4.50%, VRDN   500,000  500,000
 (Pooled Loan Prog.) Series D, 4.70%, LOC NationsBank NA, VRDN   7,000,000
7,000,000
   10,300,000
MASSACHUSETTS - 0.9 %
Massachusetts Gen. Oblig. BAN Series 1996 A, 4.25% 6/10/97   2,000,000
2,000,736
Massachusetts Health. & Ed. Facs. Auth. Rev. (Cap. Asset Prog.) Series E,
3.90%,
LOC First Nat'l. Bank of Chicago, VRDN   1,900,000  1,900,000
   3,900,736
MICHIGAN - 4.2 %
Detroit School Dist. RAN 4.50% 5/1/97   3,100,000  3,100,000
Grand Rapids Econ. Dev. Auth. Rev. (Calder Plaza Proj.) Series 1992 A,
4.55%,
LOC Old Kent Bank & Trust Co., VRDN   750,000  750,000
Michigan Strategic Fund Ind. Dev. Rev. (Michigan Sugar Co.-Croswell Proj.)
Series 1985, 4.60%, LOC SunTrust Bank of Atlanta, VRDN   2,500,000
2,500,000
Michigan Strategic Fund Ltd. Oblig. Rev., VRDN:
(Detroit Edison) 4.10%, LOC Barclays Bank   2,000,000  2,000,000(Michigan
Sugar Co.-Caro Proj.) Series 1991, 4.60%, LOC SunTrust Bank of Atlanta
1,500,000  1,500,000
University of Michigan Hosp. Rev. Series 1995 A, 4%, VRDN   7,600,000
7,600,000
University of Michigan Intercollegiate Athletic Rev. 4.05%, VRDN
1,000,000  1,000,000
   18,450,000
MINNESOTA - 3.3 %
Becker Poll. Cont. Rev. Bonds (Northern States Pwr. Co. - Sherburne Co.
Generator #3)
Series 1993-B, 3.70% 8/14/97, CP mode   5,000,000  5,000,000
Bloomington Port Auth. Spl. Tax Rev. Rfdg. (Mall of America Proj.) 4.60%,
(FSA Insured) VRDN   2,000,000  2,000,000
Maplewood Multi-Family Hsg. Rev. Rfdg. (Silver Ridge Proj.) Series 1993,
4.60%,
LOC Federal Home Loan Bank of Chicago, VRDN   500,000  500,000
Minneapolis/St. Paul Hsg. and Redev. Auth. Participating VRDN, Series 1996
E, 4.75%
(Liquidity Facility Norwest Bank NA, Minnesota) (b)   1,250,000  1,250,000
Minnetonka Multi-Family Hsg. Rev. Rfdg. (Cliffs at Ridgedale Proj.) 4.60%
(FNMA Guaranteed) VRDN   1,300,000  1,300,000
Olmsted County (Cert. of Prtn. Human Services Campus Infrastructure Proj.)
4.60%,
LOC Toronto Dominion Bank, VRDN   2,335,000  2,335,000
Red Wing Poll. Cont. Rev. (Northern States Pwr. Co.) 4.60%, VRDN
2,000,000  2,000,000
   14,385,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
MISSISSIPPI - 0.2 %
Mississippi Bus. Fin. Corp. Rev. (Mississippi Coll. Proj.) Series 1996,
4.70%,
LOC NationsBank NA (South) VRDN  $ 1,000,000 $ 1,000,000
MISSOURI - 1.6 %
Missouri Health & Edl. Facs. Auth. (Lutheran Senior Svcs.) 4.60%,
LOC Lasalle Nat'l. Bank, VRDN   4,000,000  4,000,000
St. Louis Planned Expansion Auth. Ind. Dev. Rev. Rfdg. (Alumax Foils Proj.)

Series 1992, 4.55%, LOC PNC Bank, VRDN   1,800,000  1,800,000
Univ. of Missouri RAN Series 1996-97, 4.75% 6/30/97   1,000,000  1,001,424
   6,801,424
NEBRASKA - 0.7 %
Omaha Pub. Pwr. Dist. Elec. Sys. Participating VRDN, Series 1993 D, 4.60%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)   3,070,000  3,070,000
NEVADA - 1.0 %
Clark County School Dist. Participating VRDN, Series BT-192, 4.65%
(Liquidity Facility Bankers Trust Co.) (b)   1,000,000  1,000,000
Nevada Muni. Participating VRDN, Series 962801, 4.72%
(Liquidity Facility Citibank, NA) (b)   3,200,000  3,200,000
   4,200,000
NEW JERSEY - 0.5 %
New Jersey Gen. Oblig. Participating VRDN, Series 943005, 4.67%
(Liquidity Facility Citibank, NA) (b)   2,000,000  2,000,000
NEW MEXICO - 0.2 %
New Mexico State Hwy. Commission Tax Rev. Hwy. Series 1996, 4.55%
(FSA Insured)(Liquidity Facility Canadian Imperial Bank of Commerce) VRDN
1,000,000  1,000,000
NEW YORK - 1.2 %
New York City RAN Series 1996-B, 4.50% 6/30/97   5,150,000  5,155,936
OHIO - 0.7 %
Beavercreek City BAN 4% 8/15/97   1,000,000  1,000,905
Chillicothe Wastewtr. Treatment BAN 4.41% 9/19/97   900,000  901,032
Toledo BAN 4.25% 5/15/97   1,000,000  1,000,120
   2,902,057
OKLAHOMA - 0.8 %
Cushing Muni. Auth. Correctional Facs. Rev. Series 1996, 4.70%,
LOC First Union Nat'l. Bank, VRDN   3,000,000  3,000,000
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN, Series 97B2, 4.67%
(Liquidity Facility Bank of America) (b)   500,000  500,000
   3,500,000
PENNSYLVANIA - 7.6 %
Allegheny County Hosp. Dev. Auth. Rev. (St. Margaret Memorial Hosp.)
Series 1992 A, 4.75%, LOC Mellon Bank, VRDN   2,490,000  2,490,000
Allegheny County Health Facs. Rev. (United Jewish Federation)
Series 1996 A, 4.60%, LOC PNC Bank, VRDN   2,420,000  2,420,000
Berks County Ind. Dev. Auth. Rev. (Construction Fasteners Proj.)
Series 1996 A, 4.75%, LOC Corestates Bank, VRDN   560,000  560,000
Delaware Valley Reg'l. Fin. Auth. Local Gov't. Rev.:
 Series 1985 C, 4.60%, LOC Midland Bank PLC, VRDN   2,500,000  2,500,000
 Series 1986, 4.60%, LOC Midland Bank PLC, VRDN   1,700,000  1,700,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Montgomery County Higher Ed. & Health Auth. (Pottstown Healthcare Corp.
Proj.)
Series 1992, 4.75%, LOC Meridian Bank, VRDN  $ 2,200,000 $ 2,200,000
North Lebanon Township Rev. (Grace Commty., Inc. Proj.) Series 1992 B,
4.75%,
LOC Corestates Bank, VRDN   1,985,000  1,985,000
North Pennsylvania Wtr. Auth. Participating VRDN, Series SG-30, 4.60%
(Liquidity Facility Societe Generale) (b)   1,030,000  1,030,000
Northeastern Pennsylvania Hosp. & Ed. Auth. (Allhealth Pooled Fing.) 4.65%,

LOC Chase Manhattan Bank, VRDN   5,000,000  5,000,000
Pennsylvania Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Lutheran Youth & Family
Serv.)
Series 1993 A, 4.60%, LOC PNC Bank, VRDN   600,000  600,000
Pennsylvania Higher Ed. Facs. (Allegheny Delaware Valley Proj.) Series
1996D, 4.60%,
LOC PNC Bank, VRDN   5,500,000  5,500,000
Philadelphia Hosp. Rev. (Children's Hosp. Proj.) Series 1996 A, 3.85%
(Liquidity Facility Morgan Guaranty Trust Co., NY) VRDN   4,200,000
4,200,000
Philadelphia School Dist. TRAN Series 1996-97, 4.50% 6/30/97   1,000,000
1,000,791
Philadelphia TRAN Series 1996-97, 4.50% 6/30/97   1,000,000  1,000,869
Pittsburgh Wtr. & Swr. Sys. Rev. Participating VRDN, Series BT-181, 4.65%
(Liquidity Facility Bankers Trust Co.) (b)   1,000,000  1,000,000
   33,186,660
RHODE ISLAND - 0.2 %
East Providence TAN 4% 7/8/97   1,000,000  1,000,718
SOUTH CAROLINA - 3.6 %
Cherokee County School Dist. #1 BAN 4% 9/10/97   1,000,000  1,001,758
South Carolina Hsg. Fin. & Dev. Auth. Multi-Family Hsg. Rev. (Spartanburg
Oxford Proj.)
Series 1990 D, 4.20% (Continental Casualty Co. Guaranteed) VRDN   9,415,000
9,415,000
South Carolina Pub. Serv. Auth. Participating VRDN, Series 96C4001, 4.67%
(Liquidity Facility Citibank, NA) (b)   1,000,000  1,000,000
Walhalla Rev. Rfdg. (Avondale Mills, Inc. Proj.) Series 1990, 4.60%,
LOC SunTrust Bank of Atlanta, VRDN   2,400,000  2,400,000
York County Poll. Cont. Rev. (Carolina Elec. Proj.) Series 1984 N-2, 4.05%,
VRDN   1,700,000  1,700,000
   15,516,758
TENNESSEE - 3.0 %
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. VRDN:
 4.70%, LOC NationsBank    1,000,000  1,000,000 4.70%, LOC NationsBank NA
(South)   1,000,000  1,000,000
 Series 1995, 4.70%, LOC NationsBank of Tennessee   7,500,000  7,500,000
Rutherford County Ind. Dev. Rev. (Cumberland-Swan, Inc. Proj.) Series 1987,
4.60%,
LOC Third Nat'l. Bank, VRDN   1,180,000  1,180,000
Sevier County Pub. Bldg. Auth. Series 2 D-3, 4.60% (AMBAC Insured)
(Liquidity Facility Kredietbank NV) VRDN   1,250,000  1,250,000
Shelby County Gen. Oblig. Participating VRDN, Series SG-21, 4.70%
(Liquidity Facility Societe Generale) (b)   1,300,000  1,300,000
   13,230,000
TEXAS - 10.2 %
Austin Combined Util. Sys. Series A, 3.55% 6/11/97,
LOC Morgan Guaranty Trust Co., CP   2,600,000  2,600,000
Austin Higher Ed. Auth. (St. Edward's Univ.) Series 1995, 4.75%,
LOC NationsBank, Texas, VRDN   1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
TEXAS - CONTINUED
Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev. (Riverchase Proj.) Series
1985 A, 4.275%,
LOC Household Finance Corp., VRDN  $ 1,000,000 $ 1,000,000
Austin Independent School Dist. Adj. Rate TRAN 4.32% 8/29/97 (c)   750,000
750,000
Brazos River Hbr. Navigation Dist. Rev. Bonds, CP mode:
 (Dist. of Brazoria)(Dow Chemical Corp.) Series 1991, 3.50% 6/11/97
2,750,000  2,750,000
 (Dist. of Brazoria)(Dow Chemical Corp.) Series 1991, 3.75% 7/14/97
1,000,000  1,000,000
Dallas Area Rapid Transit Auth. Sales Tax Rev. Series A:
 3.60% 5/13/97, LOC Credit Suisse/Swiss Bank, CP   1,000,000  1,000,000
 3.75% 7/14/97, LOC Swiss Bank Corp., CP   1,700,000  1,700,000
El Paso Ind. Dev. Auth. Rev. Rfdg. (La Quinta Motor Inns, Inc. Proj.)
Series 1991, 4.75%,
LOC NationsBank, VRDN   1,350,000  1,350,000
Farmers Branch Ind. Dev. Corp. Rev. Rfdg. (PPG Ind., Inc. Proj.) Series
1992, 4.65%, VRDN   1,300,000  1,300,000
Georgetown Health Facs. Dev. Corp. (Georgetown Healthcare Sys. Proj.)
Series 1997B, 4.60%,
 LOC Texas Commerce Bank, Houston, VRDN   2,000,000  2,000,000
Goose Creek Independent School Dist. Adj. Rate TRAN 4.32% 8/29/97 (c)
920,000  920,000
Guadalupe-Blanco River Auth. Ind. Dev. Rev. (BOC Group, Inc. Proj.) Series
1993, 4.60%,
LOC Wachovia Bank of Georgia, NA, VRDN   1,500,000  1,500,000
Harris County Dev. Corp. Rev. (Johann Haltermann Ltd.) Series 1996 A,
4.60%,
LOC Texas Commerce Bank, Houston, VRDN   900,000  900,000
Harris County Health Facs. Rev. Bonds (Sisters of Charity of the Incarnate
Word Houston)
3.75% 6/30/97 (Liquidity Facility Toronto-Dominion Bank), CP mode
2,900,000  2,900,000
Houston Wtr. & Swr. Sys. Participating VRDN, Series SG-77, 4.60%
(Liquidity Facility Societe Generale) (b)   1,000,000  1,000,000
Matagorda County Navigation Dist #1 Participating VRDN, Series 1989 C,
4.75%
(Liquidity Facility Caisse des Depots et Consignations) (b)   500,000
500,000
Pantego Ind. Dev. Corp. (Minyard Properties) Series 1984, 3.65%, LOC
Citibank, VRDN   1,700,000  1,700,000
San Antonio Wtr. Rev. Participating VRDN, Series 1996, 4.67%
(Liquidity Facility Citibank, NA) (b)   1,000,000  1,000,000
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ.) 4.05%, LOC
Morgan
Guaranty, VRDN   1,300,000  1,300,000
Tarrant County Hsg. Fin. Auth. Multi-Family Hsg. Rev. (Windcastle Proj.)
4.15%,
LOC Swiss Bank Corp., VRDN   2,100,000  2,100,000
Texarkana Ind. Dev. Corp. Rev. Rfdg. (La Quinta Motor Inns, Inc. Proj.)
4.75%,
LOC NationsBank, VRDN   2,240,000  2,240,000
Texas Gen. Oblig. TRAN Series 1996, 4.75% 8/29/97   7,700,000  7,719,115
Texas Muni. Pwr. Agcy. 3.70% 8/12/97, CP   4,100,000  4,100,000
   44,329,115
UTAH - 0.5 %
Timpanogos Spl. Svc. Dist. Participating VRDN, Series SG-83, 4.60%
(Liquidity Facility Societe Generale) (b)   1,000,000  1,000,000
Utah Intermountain Pwr. Agcy. Pwr. Supply Rev. Rfdg. Bonds 7% 7/1/97
1,000,000  1,005,669
   2,005,669
VIRGINIA - 3.5 %
Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Electric Pwr. Co. Proj.), CP mode:
  Series B, 3.80% 7/15/97   6,330,000  6,330,000  Series B, 3.70% 8/12/97
1,000,000  1,000,000
  Series B, 3.70% 8/13/97   2,335,000  2,335,000
MUNICIPAL SECURITIES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
VIRGINIA - CONTINUED
Louisa County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr.
Co. Proj.)
Series 1985, 3.55% 8/8/97 (BPA Bank of New York, NA), CP mode  $ 2,000,000
$ 2,000,000
Louisa County Ind. Dev. Auth. Rev. Series 01995, 4.70%, LOC NationsBank NA,
VRDN   1,300,000  1,300,000
Virginia Beach Ind. Dev. Auth. Rev. Rfdg. (La Quinta Motor Inns, Inc.
Proj.) Series 1993, 4.75%,
LOC NationsBank, Texas, VRDN   2,500,000  2,500,000
   15,465,000
WASHINGTON - 5.2 %
Kent Gen. Oblig. Participating VRDN, Series SG-27, 4.60%
(Liquidity Facility Societe Generale) (b)   1,200,000  1,200,000
Washington Gen. Oblig. Participating VRDN:
 Series 1993 C-A, 4.72% (Liquidity Facility Citibank, NA) (b)   4,000,000
4,000,000
 Series SG-9, 4.70% (Liquidity Facility Societe Generale) (b)   900,000
900,000
 Series SG-35, 4.60% (Liquidity Facility Societe Generale) (b)   1,000,000
1,000,000
 Series SG-36, 4.60% (Liquidity Facility Societe Generale) (b)   2,260,000
2,260,000
Washington Pub. Pwr. Supply Sys. Participating VRDN:
 (Nuclear Proj. #3) Series BT-126, 4.70% (BPA Bankers Trust Co.) (b)
2,774,400  2,774,400
 Series 94 B, 4.72% (Liquidity Facility Citibank) (b)   10,600,000
10,600,000
   22,734,400
WISCONSIN - 0.5 %
Beaver Dam Unified School Dist. BAN 4.10% 10/14/97   1,000,000  1,000,113
Kenosha Unified School Dist. TRAN 4.25% 9/26/97   1,000,000  1,001,405
   2,001,518
MULTIPLE STATES - 1.7 %
Florida Board of Ed. Participating VRDN, Series 96C0917, 4.72%
(Liquidity Facility Citibank) (b)   1,900,000  1,900,000
Texas Pub. Fin. Auth. Participating VRDN, Series 97C4301, 4.67%
(Liquidity Facility Citibank) (b)   1,900,000  1,900,000
NationsBank Participating VRDN, Series 1990 A, 4.25%,
LOC NationsBank NA (b)   647,500  647,500
Stephens Equity Trust I Participating VRDN, Series 1996, 4.72%,
LOC Bayerische Hypothekken (b)   2,782,035  2,782,035
   7,229,535
TOTAL INVESTMENTS - 100%  $ 435,968,166
Total Cost for Income Tax Purposes  $ 435,968,232

SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2.Provides evidence of ownership in one or more underlying municipal bonds.
3. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION COST
SECURITY DATE (000S)
Austin Independent School
 Dist. Adj. Rate TRAN
  4.32% 8/29/97 11/1/96 to 11/21/96 $ 750
Goose Creek Independent
 School Dist., Adj. Rate
 TRAN
  4.32% 8/29/97 11/1/96 to 12/16/96 $ 920

INCOME TAX INFORMATION
At October 31, 1996 the fund had a capital loss carryforward of approximately $98,000 of which $24,000 and $74,000 will expire on October
31, 2000 and 2004.
TAX-EXEMPT FUND (FORMERLY DAILY TAX-EXEMPT MONEY FUND)

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

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Table Width is 137 characters.


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
 APRIL 30, 1997 (UNAUDITED)

4.ASSETS                                                                                               5.           6.

7.Investment in securities, at value - See accompanying schedule                                       8.           $ 435,968,166

9.Interest receivable                                                                                  10.           3,705,591

11. 12.TOTAL ASSETS                                                                                    13.           439,673,757

14.LIABILITIES                                                                                         15.          16.

17.Payable to custodian bank                                                                           $ 217,287    18.

19.Payable for investments purchased                                                                    1,000,000   20.

21.Share transactions in process                                                                        3,870,397   22.

23.Distributions payable                                                                                124,367     24.

25.Accrued management fee                                                                               121,510     26.

27.Other payables and accrued expenses                                                                  105,076     28.

29. 30.TOTAL LIABILITIES                                                                               31.           5,438,637

32.33.NET ASSETS                                                                                       34.          $ 434,235,120

35.Net Assets consist of:                                                                              36.          37.

38.Paid in capital                                                                                     39.          $ 434,346,612

40.Accumulated net realized gain (loss) on investments                                                 41.           (111,492)

42.43.NET ASSETS, for 434,346,612 shares outstanding                                                   44.          $ 434,235,120

45.46.NET ASSET VALUE, offering price and redemption price per share ($434,235,120 (divided
by) 434,346,612                                                                                        47.           $1.00
shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

48.49.INTEREST INCOME                                            50.           $ 8,319,146

51.EXPENSES                                                      52.           53.

54.Management fee                                                $ 1,156,742   55.

56.Transfer agent, accounting and custodian fees and expenses     541,619      57.

58.Registration fees                                              92,635       59.

60.Audit                                                          13,837       61.


62.Legal                                                          3,449        63.


64.Miscellaneous                                                  4,236        65.

66. Total expenses before reductions                              1,812,518    67.

68. Expense reductions                                            (308,817)     1,503,701

69.70.NET INTEREST INCOME                                        71.            6,815,445

72.73.NET REALIZED GAIN (LOSS) ON INVESTMENTS                    74.            (14,004)


75.76.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       77.           $ 6,801,441


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS         YEAR ENDED
                                                                                      ENDED APRIL 30,    OCTOBER 31,
                                                                                      1997               1996
                                                                                      (UNAUDITED)

78.INCREASE (DECREASE) IN NET ASSETS

79.Operations                                                                         $ 6,815,445        $ 15,540,068
Net interest income

80. Net realized gain (loss)                                                           (14,004)           (74,164)

81. 82.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 6,801,441          15,465,904

83.Distributions to shareholders from net interest income                              (6,815,445)        (15,540,068)

84.Share transactions at net asset value of $1.00 per share                            942,553,002        1,958,241,067
Proceeds from sales of shares

85. Reinvestment of distributions from net interest income                             5,961,393          13,605,676

86. Cost of shares redeemed                                                            (1,014,359,597)    (2,030,851,443)

87.88.                                                                                 (65,845,202)       (59,004,700)
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

89.  90.TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (65,859,206)       (59,078,864)

91.NET ASSETS                                                                         92.                93.

94. Beginning of period                                                                500,094,326        559,173,190

95. End of period                                                                     $ 434,235,120      $ 500,094,326


FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS (FORMERLY INITIAL CLASS)

96.                                                   SIX MONTHS      YEARS ENDED OCTOBER 31,
                                                  ENDED APRIL 30,
                                                            1997

97.                                                   (UNAUDITED)     1996        1995        1994        1993         1992

98.SELECTED PER-SHARE DATA

99.Net asset value, beginning of period                   $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

100.Income from Investment Operations                      .015        .030        .033        .022        .021        .029
Net interest income

101.Less Distributions

102. From net interest income                              (.015)      (.030)      (.033)      (.022)      (.021)      (.029)

103.Net asset value, end of period                        $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

104.TOTAL RETURN B                                         1.47%       3.02%       3.36%       2.21%       2.11%       2.93%

105.RATIOS AND SUPPLEMENTAL DATA

106.Net assets, end of period (000 omitted)               $ 434,235   $ 500,094   $ 559,173   $ 454,259   $ 538,756   $ 484,999

107.Ratio of expenses to average net assets                .65% A,     .65%        .65%        .65%        .61%        .63%
                                                          C           C           C           C

108.Ratio of net interest income to average net assets     2.95% A     2.98%       3.31%       2.17%       2.09%       2.86%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
On December 19, 1996, the Board of Trustees approved a change in the funds' names from U.S. Treasury Portfolio, Money Market Portfolio and Daily Tax-Exempt Money Fund to Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt), respectively. In addition, at a special meeting held on May 9, 1997, Treasury and Prime shareholders approved Agreements and Plans of Reorganization providing for reorganizations of the funds from separate series of Daily Money Fund to separate series of Daily Tax-Exempt Money Fund. The Board of Trustees also approved a change in the new trust's name from Daily Tax-Exempt Money Fund to Newbury Street Trust. These changes were effective with the May 30, 1997 prospectus revision. Treasury, Prime and Tax-Exempt (collectively referred to as "the funds") are funds of Newbury Street Trust (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.
Treasury offers two classes of shares, Daily Money Class (formerly Initial class) and Advisor B Class (formerly Class B), each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For Tax-Exempt, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, Treasury and Prime, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to accounts of Treasury and Prime, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. Prime and Tax-Exempt are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $1,670,000 or 0.38% of net assets for Tax-Exempt. At period end, Prime had no investments in restricted securities (excluding 144A issues).
3. JOINT TRADING ACCOUNT.
At the end of the period, Treasury had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $1,002,151,400 at 5.44%, $43,905,653 at 5.46%, $16,072,933
at 5.47%, $38,185,778 at 5.50%, $40,360,556 at 5.50%, $32,229,778 at 5.50%,
and $19,154,407 at 5.52%. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED APRIL 30, 1997, DUE MAY 1, 1997 AT 5.44%
Number of dealers or banks 17
Maximum amount with one dealer or bank 18.3%
Aggregate principal amount of agreements $6,971,314,000
Aggregate maturity amount of agreements $6,972,367,443
Aggregate market value of transferred assets $7,184,278,454
Coupon rates of transferred assets 0% to 14 1/4%
Maturity dates of transferred assets 5/01/97 to 2/15/27
DATED APRIL 30, 1997, DUE MAY 1, 1997 AT 5.46%
Number of dealers or banks 4
Maximum amount with one dealer or bank 40%
Aggregate principal amount of agreements $250,000,000
Aggregate maturity amount of agreements $250,037,889
Aggregate market value of transferred assets $255,289,177
Coupon rates of transferred assets 0% to 11 5/8%
Maturity dates of transferred assets 5/8/97 to 11/15/26
DATED APRIL 8, 1997, DUE MAY 8, 1997 AT 5.47%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $300,000,000
Aggregate maturity amount of agreements $301,367,500
Aggregate market value of transferred assets $307,037,525
Coupon rates of transferred assets 4 3/4% to 14%
Maturity dates of transferred assets 5/15/97 to 8/15/26
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED APRIL 10, 1997, DUE MAY 12, 1997 AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $375,000,000
Aggregate maturity amount of agreements $376,833,333
Aggregate market value of transferred assets $382,896,906
Coupon rates of transferred assets 5 3/4% to 7 1/2%
Maturity dates of transferred assets 12/31/98 to 8/15/25
DATED APRIL 4, 1997, DUE JUNE 2, 1997 AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $750,000,000
Aggregate maturity amount of agreements $756,760,417
Aggregate market value of transferred assets $767,593,813
Coupon rates of transferred assets 4 3/4% to 14%
Maturity dates of transferred assets 5/15/97 to 8/15/26
DATED APRIL 16, 1997, DUE JUNE 2, 1997 AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $600,000,000
Aggregate maturity amount of agreements $604,308,333
Aggregate market value of transferred assets $614,706,200
Coupon rates of transferred assets 5 5/8% to 9%
Maturity dates of transferred assets 8/15/97 to 10/31/01
DATED APRIL 24, 1997, DUE JUNE 16, 1997 AT 5.52%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $201,625,333
Aggregate market value of transferred assets $206,036,119
Coupon rates of transferred assets 6 1/2% to 8 1/8%
Maturity dates of transferred assets 5/31/01 to 2/15/21
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR received a fee that was computed daily at an annualized rate of .50% of the fund's average net assets. Effective May 31, 1997, the management fee rate was reduced to .25% for each fund.
SUB-ADVISER FEE. As each fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each fund's classes of shares (collectively referred to as "the Plans"). Under the Plans, FMR or the funds' distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. FMR or FDC has informed the funds that payments made to third parties under the Plans amounted to $2,304,836 (Treasury - Daily Money Class), $32,611 (Treasury - Advisor B Class), $2,968,207 (Prime), and $591,717 (Tax-Exempt).
In addition, under the Treasury - Advisor B Class Plan, the class pays FDC a distribution and service fee. This fee is based on an annual rate of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Advisor B Class shares. For the period, the fund paid FDC $82,201 under the Advisor B Class Plan, of which $29,117 was paid to securities dealers, banks, and other financial institutions for the distribution of Advisor B Class shares and for providing shareholder support services.
Effective May 31, 1997, shareholders approved revised distribution and service plans for the Daily Money Classes of Treasury, Prime, and Tax-Exempt. Under the revised plans, each class will pay FDC a distribution and service fee that will be based on an annual rate of .25% of the average net assets of each respective class.
SALES LOAD. FDC receives the proceeds of a contingent deferred sales charge levied on Treasury - Advisor B Class share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Advisor B Class charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $58,232 on Advisor B Class share redemptions. When Advisor B Class shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for Tax-Exempt. UMB has entered into a sub-contract with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annualized rates of .21%, .27%, .22% and .21% of the average net assets of Treasury - Daily Money Class, Treasury - Advisor B Class, Prime and Tax-Exempt, respectively.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for Treasury and Prime. UMB has a sub-contract with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received accounting fees amounting to $87,878, $120,925, and $46,047 for Treasury, Prime, and Tax-Exempt.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse certain fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each fund:
                                FMR
                                EXPENSE
                                LIMITATIONS

TREASURY - DAILY MONEY CLASS    .65%

TREASURY - ADVISOR B CLASS      1.35%-1.40%

PRIME                           .65%


TAX-EXEMPT                      .65%

For the period, the reimbursement reduced expenses by:
                                REIMBURSEME
                                NT

TREASURY - DAILY MONEY CLASS    $706,445

TREASURY - ADVISOR B CLASS      $34,971

PRIME                           $1,262,105


TAX-EXEMPT                      $308,753

In addition, each fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the custodian fees were reduced by $2,168, $71, and $64 under the custodian arrangement for Treasury, Prime, and Tax-Exempt, respectively.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 23% of the total outstanding shares of Treasury.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class of Treasury were as follows:

                            SIX MONTHS         THREE MONTHS       YEAR ENDED
                            ENDED APRIL 30,    ENDED              JULY 31,1996
                            1997               OCTOBER 31, 1996

DAILY MONEY CLASS

From net interest income    $  39,039,630      $  21,367,372      $  98,286,345

ADVISOR B CLASS

From net interest income     475,221            269,062            528,535

                            $                  $                  $
                            39,514,851         21,636,434         98,814,880

8. REGISTRATION FEES.
For the period, each class of Treasury paid the following amounts to register its shares for sale:
                     REGISTRATION
                     FEES

DAILY MONEY CLASS    $
                     91,300

ADVISOR B CLASS       18,396

                     $ 109,696

9. SHARE TRANSACTIONS.
Share transactions for both classes of Treasury at net asset value of $1.00 per share were as follows:

                                                          SIX MONTHS ENDED    THREE MONTHS       YEAR ENDED
                                                          APRIL 30,           ENDED              JULY 31,
                                                                              OCTOBER 31,

                                                          1997                1996               1996



DAILY MONEY CLASS                                         $                   $                  $
Shares sold                                               4,615,593,934       2,052,601,018      11,030,210,151

Reinvestment of distributions from net interest income     25,461,282          12,481,771         56,208,793

Shares redeemed                                            (5,090,251,266)     (2,065,230,595)    (11,113,118,785)

Net increase (decrease)                                   $ (449,196,050)     $ (147,806)        $ (26,699,841)

ADVISOR B CLASS                                           $                   $                  $
Shares sold                                               48,049,831          10,395,134         82,859,473

Reinvestment of distributions from net interest income     410,049             257,070            472,884

Shares redeemed                                            (24,907,387)        (30,201,713)       (46,523,167)

Net increase (decrease)                                   $ 23,552,493        $ (19,549,509)     $ 36,809,190


10. PROPOSED REORGANIZATION.
The Board of Trustees of the funds has approved Agreements and Plans of Reorganization ("Agreements") between Treasury, Prime and Tax-Exempt ("Acquiring Funds") and Capital Reserves: U.S. Government Portfolio, Money Market Portfolio, and Municipal Money Market Portfolio ("Target Funds"), respectively ("Reorganizations"). The Agreements provide for the transfer of all of the assets and the assumption of all of the liabilities of each Target Fund in exchange solely for the number of shares of a new class of each Acquiring Fund equal in number to the outstanding shares of each Target Fund at the close of business on the day the Reorganizations are effective. A Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the Investment Company Act of 1940) of outstanding voting securities of the Target Fund to which the Reorganization relates. A Special Meeting of Shareholders ("Meeting") of the Target Funds will be held on September 17, 1997 to vote on the Agreements. A detailed description of the proposed transactions and voting information will be sent to shareholders of the Target Funds in July 1997. If the Agreements are approved at the Meeting, the Reorganizations are expected to become effective on or about October 30, 1997.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Robert Litterst, VICE PRESIDENT
Sarah H. Zenoble, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES